Fee and Commission Income and Expense - The Income and Expenses for Commissions Generated by the Segment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	$ 1,553	$ 5,292	$ 3,306
Fees and commissions from guarantees and letters of credit	15,147	15,317	14,776
Fees and commissions from card services	75,574	72,932	63,388
Fees and commissions from accounts management	15,406	11,512	12,024
Fees and commissions from collections and payments	23,921	20,359	25,359
Fees and commissions from brokerage and securities management	9,844	10,966	13,183
Fees and commissions from asset management	25,845	24,718	25,965
Compensation for insurance brokerage	35,783	36,693	26,096
Investment banking and advisory fees	20,657	19,403	8,162
Fees and commissions from student loans ceded	5,735	5,300	4,680
Commissions on loan transactions	893	651	2,560
Commissions for mortgage loans	1,300	1,486	1,112
Other commissions earned	10,321	10,982	12,088
Totals	(244,196)	(237,956)	(216,420)
Compensation for cards transactions	55,232	35,676	23,439
Fees and commissions for securities transactions	2,716	2,963	4,855
Commissions paid for foreign trade transactions	2,300	2,550	2,449
Commissions paid for customer loyalty program benefits	3,725	2,607	1,439
Commissions paid for services to customers management	3,905	3,455	3,157
Other commissions paid	(1,914)	(4,576)	(3,510)
Totals	69,792	$ 51,827	$ 38,849
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	1,554
Fees and commissions from guarantees and letters of credit	15,146
Fees and commissions from card services	75,575
Fees and commissions from accounts management	15,406
Fees and commissions from collections and payments	23,922
Fees and commissions from brokerage and securities management	9,842
Fees and commissions from asset management	25,845
Compensation for insurance brokerage	35,783
Investment banking and advisory fees	20,657
Fees and commissions from student loans ceded	7,057
Commissions on loan transactions	473
Commissions for mortgage loans	753
Other commissions earned	12,183
Totals	(244,196)
Compensation for cards transactions	(55,232)
Fees and commissions for securities transactions	(2,716)
Other commissions paid	(11,844)
Totals	69,792
Cash-generating units [member] | Transferred to long time [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	1,453
Fees and commissions from guarantees and letters of credit	12,086
Totals	(13,539)
Cash-generating units [member] | Transferred in a moment concrete [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	101
Fees and commissions from guarantees and letters of credit	3,060
Fees and commissions from card services	75,575
Fees and commissions from accounts management	15,406
Fees and commissions from collections and payments	10,385
Fees and commissions from brokerage and securities management	9,842
Fees and commissions from asset management	25,845
Investment banking and advisory fees	20,657
Fees and commissions from student loans ceded	7,057
Commissions on loan transactions	473
Commissions for mortgage loans	753
Other commissions earned	12,183
Totals	(181,337)
Compensation for cards transactions	(55,232)
Fees and commissions for securities transactions	(2,716)
Other commissions paid	(11,844)
Totals	69,792
Cash-generating units [member] | Model of accrual [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from collections and payments	13,537
Compensation for insurance brokerage	35,783
Totals	(49,320)
Cash-generating units [member] | Chile [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	1,453
Fees and commissions from guarantees and letters of credit	12,086
Fees and commissions from card services	49,393
Fees and commissions from accounts management	12,534
Fees and commissions from collections and payments	15,651
Fees and commissions from brokerage and securities management	5,785
Fees and commissions from asset management	15,727
Compensation for insurance brokerage	35,783
Investment banking and advisory fees	20,657
Fees and commissions from student loans ceded	7,057
Commissions on loan transactions	473
Commissions for mortgage loans	753
Other commissions earned	1,223
Totals	(178,575)
Compensation for cards transactions	(29,950)
Fees and commissions for securities transactions	(1,557)
Other commissions paid	(4,625)
Totals	36,132
Cash-generating units [member] | Colombia [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	101
Fees and commissions from guarantees and letters of credit	3,060
Fees and commissions from card services	26,182
Fees and commissions from accounts management	2,872
Fees and commissions from collections and payments	8,271
Fees and commissions from brokerage and securities management	4,057
Fees and commissions from asset management	10,118
Other commissions earned	10,960
Totals	(65,621)
Compensation for cards transactions	(25,282)
Fees and commissions for securities transactions	(1,159)
Other commissions paid	(7,219)
Totals	$ 33,660